Form 13F Holdings Report -- Submission Type 13F-HR

The following submission of Form 13F Holdings Report (submission type 13F-HR) includes the submission Page 1 data Fields, attached header, Cover Page, Summary Page, and Information Table.
Main Page (1)

	TYPE                     		13F-HRA
	PERIOD                 	 		12/31/2010
		CIK                      	0000936936
		CCC                      	6bytaas@
	SUBMISSION/CONTACT
		NAME                     	Sean O'Neill
		PHONE                    	310-824-6445

Attached Documents Page (2)
						FORM 13F-HRA
						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement.
                                  	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Doheny Asset Management LLC
Address: 	10877 Wilshire Blvd.
         	Suite 1406
         	Los Angeles, CA  90024

13F File Number:  	801-43726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		William H. Doheny, Jr.
Title:    	Managing Member
Phone:    	310-209-5500
Signature, Place, and Date of Signing:

    William H. Doheny, Jr.	Los Angeles, CA	     November 5, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		0

Form 13F Information Table Entry Total:   	82
Form 13F Information Table Value Total:   	$137,686,000
List of Other Included Managers:		none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co (fmly Minnesota Mining & COM              88579Y101      472     5053 SH       SOLE                                       5053
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108     3538   168565 SH       SOLE                                     168565
ALTRIA GROUP (fka Philip Morri COM              02209S103      240     9225 SH       SOLE                                       9225
AMGEN INC.                     COM              031162100      230     4294 SH       SOLE                                       4294
ANALOG DEVICES                 COM              032654105      995    25275 SH       SOLE                                      25275
ANNALY CAPITAL MANAGEMENT IN   COM              035710409      795    45550 SH       SOLE                                      45550
ANWORTH MORTGAGE ASSET CORP    COM              037347101     6211   876075 SH       SOLE                                     876075
APPLE COMPUTER INC.            COM              037833100     7611    21839 SH       SOLE                                      21839
AT&T INC                       COM              00206R102      329    10756 SH       SOLE                                      10756
BALTIC TRADING LTD             COM              Y0553W103      830    91025 SH       SOLE                                      91025
BANK OF AMERICA CORP           COM              060505104      248    18640 SH       SOLE                                      18640
BARNES & NOBLE                 COM              067774109      373    40600 SH       SOLE                                      40600
BELDEN CDT INC                 COM              077454106      474    12610 SH       SOLE                                      12610
BERKSHIRE HATHAWAY INC - CL A  COM              084670108      251        2 SH       SOLE                                          2
BERKSHIRE HATHAWAY INC - CLASS COM              084670702      474     5664 SH       SOLE                                       5664
BGC PARTNERS INC-CL A          COM              05541T101     4742   510950 SH       SOLE                                     510950
BJ'S RESTAURANTS INC           COM              09180C106      975    24800 SH       SOLE                                      24800
BRISTOL MYERS SQUIBB COM       COM              110122108      486    18375 SH       SOLE                                      18375
BYD CO-LTD UNSPONSORED ADR     COM              05606L100     2821   368160 SH       SOLE                                     368160
CANADIAN NATL RAILWAY CO       COM              136375102     3909    51930 SH       SOLE                                      51930
CATERPILLAR INC.               COM              149123101      542     4868 SH       SOLE                                       4868
CELGENE CORP                   COM              151020104      531     9226 SH       SOLE                                       9226
CHECK POINT SOFTWARE TECH      COM              M22465104     6064   118785 SH       SOLE                                     118785
CHEVRON CORP (fmly ChevronTexa COM              166764100     3126    29086 SH       SOLE                                      29086
COCA COLA COMPANY              COM              191216100      659     9939 SH       SOLE                                       9939
CONOCOPHILLIPS                 COM              20825C104     3458    43301 SH       SOLE                                      43301
DISNEY WALT CO DEL COM         COM              254687106      325     7547 SH       SOLE                                       7547
DUKE ENERGY CORP-NEW           COM              26441C105     1659    91410 SH       SOLE                                      91410
EXPRESS SCRIPTS INC            COM              302182100      299     5380 SH       SOLE                                       5380
EXXON MOBIL CORPORATION        COM              30231G102     1846    21945 SH       SOLE                                      21945
FIRST NIAGARA FINANCIAL GROUP, COM              33582V108      189    13901 SH       SOLE                                      13901
FRONTIER COMMUNICATIONS CORP   COM              35906A108     4635   563828 SH       SOLE                                     563828
GENERAL ELECTRIC CO COM        COM              369604103     1825    91014 SH       SOLE                                      91014
GFI GROUP INC.                 COM              361652209     7770  1547713 SH       SOLE                                    1547713
GMX RESOURCES INC              COM              38011M108     2213   358700 SH       SOLE                                     358700
GOOGLE INC - CL A              COM              38259P508     5744     9790 SH       SOLE                                       9790
HALLIBURTON CO.                COM              406216101     7265   145770 SH       SOLE                                     145770
HALOZYME THERAPEAUTICS INC     COM              40637h109      463    69070 SH       SOLE                                      69070
HESS CORP (fmly Amerada Hess C COM              42809H107      404     4740 SH       SOLE                                       4740
HOLOGIC INC                    COM              436440101      380    17120 SH       SOLE                                      17120
INTEL CORP COM                 COM              458140100     1240    61445 SH       SOLE                                      61445
INTERNATIONAL BUSINESS MACHINE COM              459200101     1436     8803 SH       SOLE                                       8803
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     2155   132805 SH       SOLE                                     132805
ISHARES SILVER TRUST           COM              46428Q109      306     8325 SH       SOLE                                       8325
J.P. MORGAN CHASE & CO         COM              46625H100      594    12879 SH       SOLE                                      12879
JOHNSON & JOHNSON COM          COM              478160104     2852    48135 SH       SOLE                                      48135
KIMBERLY CLARK                 COM              494368103      612     9370 SH       SOLE                                       9370
KINDER MORGAN ENERGY PARTNERS  COM              494550106      713     9625 SH       SOLE                                       9625
KRAFT FOODS INC. - CLASS A     COM              50075N104     1406    44850 SH       SOLE                                      44850
L-3 COMMUNICATONS HOLDINGS     COM              502424104      292     3725 SH       SOLE                                       3725
LEXINGTON CORPORATE PPTYS TR   COM              529043101     4369   467250 SH       SOLE                                     467250
MARATHON OIL CORP              COM              565849106     4161    78055 SH       SOLE                                      78055
MERCK and CO INC               COM              58933Y105     2147    65050 SH       SOLE                                      65050
MICROCHIP TECHNOLOGY INC       COM              595017104     5162   135800 SH       SOLE                                     135800
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     1549   271750 SH       SOLE                                     271750
NORTHROP GRUMMAN CORP          COM              666807102     1072    17100 SH       SOLE                                      17100
NUSTAR ENERGY LP               COM              67058H102     1358    20000 SH       SOLE                                      20000
ORACLE SYSTEM CORP             COM              68389X105      619    18514 SH       SOLE                                      18514
PEOPLE'S UNITED FINANCIAL INC. COM              712704105      446    35475 SH       SOLE                                      35475
PEPSICO INC COM                COM              713448108      514     7975 SH       SOLE                                       7975
PFIZER INC.                    COM              717081103      496    24437 SH       SOLE                                      24437
PROCTER & GAMBLE CO.           COM              742718109      956    15520 SH       SOLE                                      15520
RADIOSHACK CORP                COM              750438103      150    10000 SH       SOLE                                      10000
REDWOOD TRUST INC              COM              758075402     6338   407598 SH       SOLE                                     407598
REX ENERGY CORP                COM              761565100     1123    96500 SH       SOLE                                      96500
SAFEWAY INC.                   COM              786514208      469    19920 SH       SOLE                                      19920
SARA LEE                       COM              803111103     1858   105125 SH       SOLE                                     105125
SCHLUMBERGER LTD COM           COM              806857108      609     6535 SH       SOLE                                       6535
SHIP FINANCE INTL LTD          COM              G81075106     8544   412140 SH       SOLE                                     412140
SIGNATURE GROUP HOLDING INC    COM              82610c100       17    24925 SH       SOLE                                      24925
SPECTRA ENERGY CORP            COM              847560109     2045    75250 SH       SOLE                                      75250
STARBUCKS CORP                 COM              855244109     1033    27964 SH       SOLE                                      27964
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109     1122    73000 SH       SOLE                                      73000
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     5016    99984 SH       SOLE                                      99984
TEXAS INSTRUMENTS INC.         COM              882508104      440    12725 SH       SOLE                                      12725
TRANSTEXAS GAS CORP - CLASS A  COM              893895201        0    15041 SH       SOLE                                      15041
TVI CORP                       COM              872916101        0    17500 SH       SOLE                                      17500
VERIZON COMMUNICATIONS-fmly Be COM              92343V104      472    12246 SH       SOLE                                      12246
VISA INC-CLASS                 COM              92826C839      321     4357 SH       SOLE                                       4357
WELLS FARGO COMPANY            COM              949746101      494    15590 SH       SOLE                                      15590
BAC CAPITAL TRUST III          PFD              05518E202     3515   139775 SH       SOLE                                     139775
CITIGROUP CAP X  6.1%   9/30/3 PFD              173064205     2436   106160 SH       SOLE                                     106160
CITIGROUP CAPITAL VII          PFD              17306N203     3939   157675 SH       SOLE                                     157675
COUNTRYWIDE CAPITAL V          PFD              222388209     4097   163800 SH       SOLE                                     163800
LEXINGTON REALTY TRUST 7.55% S PFD              529537201     3160   133770 SH       SOLE                                     133770
MORGAN STANLEY CAP TR III 6.25 PFD              617460209     3374   142075 SH       SOLE                                     142075
TRANSTEXAS GAS CORP SR PFD SER PFD              893895607        0    41140 SH       SOLE                                      41140
WELLS FARGO CAPITAL  5.625%  4 PFD              94979P203      293    11800 SH       SOLE                                      11800
ARTIO INTERNATIONAL EQY II-I                    04315j837  166 13026.6150SH    SOLE                                 13026.615000
CENTRAL FUND CANADA CL A                        153501101      575 25700.00SH    SOLE                                 25700.000000
PIMCO COMMODITY RR STRAT-INS                 722005667      128 13204.366SH    SOLE                                 13204.366000